Concentration of Risk (Tables)	12 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of Group’s Concentration of Customers and Suppliers
	A	B	C	D	E	F
Revenues, customer concentration risk
Year ended June 30, 2025	21%	20%	17%	12%	—	—

Year ended June 30, 2024	—	45%	—	—	31%	23%

Year ended June 30, 2023	—	—	—	—	—	—

Accounts receivable, customer concentration risk
As of June 30, 2025	—	38%	14%	17%	—	*

As of June 30, 2024	—	72%	—	—	—	28%

As of June 30, 2023	—	—	—	—	—	—
					G	H
Purchase, supplier concentration risk
Year ended June 30, 2025	—	—	—	—	71%	29%

Year ended June 30, 2024	—	—	—	—	—	—

Year ended June 30, 2023	—	—	—	—	—	—

Accounts payable, supplier concentration risk
As of June 30, 2025	—	—	—	—	—	100%

As of June 30, 2024	—	—	—	—	—	—

As of June 30, 2023	—	—	—	—	—	—
*	Less than 10%.